Other reserves - Equity and warrants to issued or exchanged and cost for listing services (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 04, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Fair value of shares to be issued to Gores Holdings V in consideration for combination		$ 4,988
Net assets of Gores Holdings V at Closing Date (including fair value of assumed Public and Private Warrants as discussed in note 21)		323
Gores Holdings V
Disclosure of detailed information about business combination [line items]
Total shares to be issued to Gores Holdings V stockholders | shares	40,019,577
Value per share of Earnout Shares | $ / shares	$ 10.59
Fair value of shares to be issued to Gores Holdings V in consideration for combination	$ 424
Net assets of Gores Holdings V at Closing Date (including fair value of assumed Public and Private Warrants as discussed in note 21)	219
Difference - being IFRS 2 cost for listing services	$ 205	205
Other reserves offset		164
Other liabilities and provisions offset		$ 41
Class A stock | Gores Holdings V
Disclosure of detailed information about business combination [line items]
Total shares to be issued to Gores Holdings V stockholders | shares	30,175,827
Class F stock | Gores Holdings V
Disclosure of detailed information about business combination [line items]
Total shares to be issued to Gores Holdings V stockholders | shares	9,843,750